Foreign Activities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Estimated Financial Information By Geographic Areas [Table Text Block]

	Domestic	Foreign				Total
	Japan	United States of America	Europe	Asia/Oceania excluding Japan	Other areas(1)
	(in millions)
Fiscal year ended March 31, 2012:
Total revenue(2)(4)	¥2,936,875	¥192,775	¥290,482	¥450,651	¥165,749	¥4,036,532
Total expense(3)	2,438,729	284,557	151,077	223,253	88,974	3,186,590
Income (loss) before income tax expense (benefit)	498,146	(91,782)	139,405	227,398	76,775	849,942
Net income (loss) attributable to Mitsubishi UFJ Financial Group	163,334	(119,829)	113,593	192,753	66,380	416,231
Total assets at end of fiscal year	148,702,461	28,457,027	18,620,484	12,410,540	7,012,002	215,202,514
Fiscal year ended March 31, 2013:
Total revenue(2)	¥3,016,008	¥426,377	¥256,495	¥585,474	¥211,076	¥4,495,430
Total expense(3)	2,248,856	327,565	160,061	268,349	74,728	3,079,559
Income before income tax expense	767,152	98,812	96,434	317,125	136,348	1,415,871
Net income attributable to Mitsubishi UFJ Financial Group	499,125	95,565	78,442	274,951	121,041	1,069,124
Total assets at end of fiscal year	151,999,696	30,730,705	23,224,502	15,938,673	8,665,700	230,559,276
Fiscal year ended March 31, 2014:
Total revenue(2)	¥3,110,050	¥218,953	¥155,022	¥569,018	¥290,321	¥4,343,364
Total expense(3)	1,952,250	426,084	143,417	315,203	85,967	2,922,921
Income (loss) before income tax expense (benefit)	1,157,800	(207,131)	11,605	253,815	204,354	1,420,443
Net income (loss) attributable to Mitsubishi UFJ Financial Group	859,846	(131,566)	6,484	149,417	131,212	1,015,393
Total assets at end of fiscal year	158,809,701	40,625,000	22,352,446	22,312,805	9,561,125	253,661,077

Notes:
(1)	Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.
(2)	Total revenue is comprised of Interest income and Non-interest income.
(3)	Total expense is comprised of Interest expense, Provision for credit losses and Non-interest expense.
(4)	For the fiscal year ended March 31, 2012, Total revenue of United States of America includes an other-than-temporary impairment loss of Morgan Stanley’s common stock. See Note 2 for further details of an other-than-temporary impairment loss of Morgan Stanley’s common stock.

Analysis Of Certain Asset And Liability Accounts Related To Foreign Activities [Table Text Block]

	2013	2014
	(in millions)
Cash and due from banks	¥676,833	¥804,617
Interest-earning deposits in other banks	3,830,923	9,020,949

Total	¥4,507,756	¥9,825,566

Trading account assets	¥28,450,804	¥28,319,251

Investment securities	¥6,960,616	¥4,749,265

Loans—net of unearned income, unamortized premiums and deferred loan fees	¥29,174,592	¥39,763,643

Deposits	¥29,317,297	¥40,648,813

Funds borrowed:
Call money, funds purchased	¥254,796	¥201,606
Payables under repurchase agreements	6,857,970	8,995,939
Payables under securities lending transactions	77,428	96,202
Other short-term borrowings	2,531,308	3,698,004
Long-term debt	2,847,585	3,376,761

Total	¥12,569,087	¥16,368,512

Trading account liabilities	¥7,012,658	¥5,876,702